Schedule of Stock Warrant Activity (Details) - Warrant [Member] - shares	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			752,945	927,373	927,373	495,714
Granted			3,195,906	56,623	123,660	431,659
Exercised		436,533
Forfeited	(200,000)				(298,088)
Expired
Ending balance					752,945	927,373